Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Contract Liabilities

	December 31,
	2018	2019
	RMB	RMB
Third parties	55,638	54,225
China Telecom Group	145	162
China Tower	—	1

	55,783	54,388